Summary of Significant Accounting Policies - Revenue per Category (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 255,397	$ 223,476	$ 215,925
COA/Voyage revenue [Member]
Revenue	77,798	77,485	54,005
Time chartering revenue [Member]
Revenue	59,120	41,446	59,236
Dry Port terminal revenue [Member]
Revenue	96,311	78,740	73,112
Storage fees (dry port) revenue [Member]
Revenue	2,233	1,518	3,364
Dockage revenue [Member]
Revenue	6,596	3,876	3,948
Sale of products revenue [Member]
Revenue	5,183	13,776	17,272
Liquid port terminal revenue [Member]
Revenue	7,010	5,734	4,606
Other [Member]
Revenue	$ 1,146	$ 901	$ 382